Commitments and Contingencies	3 Months Ended
Mar. 31, 2013
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
13.           COMMITMENTS AND CONTINGENCIES

The Company leases certain of its property under leases that expire on various dates through 2016.  Some of these agreements include escalation clauses and provide for renewal options ranging from one to five years.

Rent expense incurred under the Company’s operating leases amounted to $103,911 and $30,778 for the three months ended March 31, 2013 and 2012, respectively and $174,513 and $59,104 for the years ended December 31, 2012 and 2011, respectively.

The future minimum obligation during each year through 2016 under the leases with non-cancelable terms in excess of one year is as follows:

Years Ended December 31,	Future Minimum Lease Payments
2013	$197,397
2014	133,214
2015	121,655
2016	66,000
Total	$518,266